Income Taxes (Details 2) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current deferred tax assets:
Operating loss carryforward	¥ 142,745	¥ 112,011
Intangible assets, net	6,129
Less: valuation allowances	(32,495)	(25,912)
Total	9,320	2,091
Non-current deferred tax liabilities:
Intangible assets, net	6,129
Dividend withholding taxes	5,502	16,800
Total	¥ 5,624	¥ 17,139